Plant, Property and Equipment, net	12 Months Ended
Dec. 31, 2017
Plant, Property and Equipment, net
Plant, Property and Equipment, net

7. Plant, Property and Equipment, net

Plant, property and equipment, net consist of the following at December 31, 2017 and 2016, respectively:

	December 31,
	2017	2016
Land and land improvements	$72,963	$76,704
Buildings and leasehold improvements	187,521	177,705
Machinery and equipment	1,913,020	1,741,552
Construction-in-process	54,863	99,172

	2,228,367	2,095,133
Less accumulated depreciation and amortization	774,760	653,576

Plant, property, and equipment, net	$1,453,607	$1,441,557

Depreciation expense for the years ended December 31, 2017, 2016 and 2015, was $155.9 million, $149.3 million and $136.9 million, respectively.